INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INVESTMENTS
3.	INVESTMENTS

As of December 31, 2012 and March 31, 2013, the Company held approximately $3.7 million and $1.6 million, respectively, in pre-refunded municipal bonds, secured by an escrow fund of U.S. Treasury securities. These investments are accounted for as available-for-sale securities in the Company’s consolidated balance sheet pursuant to the Investments - Debt and Equity Securities Topic of the FASB ASC. During the three months ended March 31, 2012 and 2013, the Company sold approximately $1.4 million and $2.0 million, respectively, of available-for-sale securities. The Company recognized minimal gains for the three months ended March 31, 2012 and 2013, respectively. The Company did not record any impairment charges related to these investments during the three months ended March 31, 2012 and 2013. As of December 31, 2012 and March 31, 2013, unrealized gains and losses on the pre-refunded municipal bonds were insignificant. The following table summarizes the Company’s investment in these municipal bonds as of December 31, 2012 and March 31, 2013 (in thousands):

	December 31, 2012
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Due within one year	$3,666	$—	$—	$3,666

	March 31, 2013
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Due within one year	$1,563	$1	$—	$1,564

4.    INVESTMENTS

Auction Rate Securities and Rights

In November 2008, the Company accepted a settlement offer in the form of a rights offering (ARS Rights) by the investment firm that brokered the Company’s original purchases of auction rate securities (ARS). The ARS Rights provided the Company with rights to sell its ARS at par value to the investment firm during a two year period beginning June 30, 2010. Under the ARS Rights, the investments were completely liquidated on July 1, 2010.

The Company elected to measure the ARS Rights at their fair value pursuant to the Financial Instruments Topic of the FASB ASC and to classify the associated ARS as trading securities. During the year ended December 31, 2010, the Company recorded a loss of $6.9 million related to the change in estimated fair value of the ARS Rights.

Under the terms of the ARS Rights, if the investment firm was successful in selling any ARS prior to June 30, 2010, the investment firm was obligated to pay the Company par value for the ARS sold. During 2010, prior to the Company’s exercise of the ARS Rights on June 30, 2010, the investment firm sold ARS with an original par value of $16.5 million, and the Company received this amount in cash from the investment firm and recognized realized gains of $2.1 million.

During the year ended December 31, 2010, the Company recorded a gain of $4.9 million related to the change in estimated fair value of the ARS.

Pre-refunded Municipal Bonds

As of December 31, 2011 and 2012, the Company held approximately $13.1 million and $3.7 million, respectively, in pre-refunded municipal bonds, secured by an escrow fund of U.S. Treasury securities. These investments are accounted for as available-for-sale securities in the Company’s consolidated balance sheet pursuant to the Investments – Debt and Equity Securities Topic of the FASB ASC. During the years ended December 31, 2011 and 2012, the Company sold approximately $116.1 million and $10.3 million, respectively, of available-for-sale securities. During the year ended December 31, 2011, the Company recognized net gains of $0.2 million. During the year ended December 31, 2012, the Company recognized insignificant net losses. The Company did not record any impairment charges related to these investments during the years ended December 31, 2011 and 2012. As of December 31, 2012, both unrealized gains and losses on the pre-refunded municipal bonds were insignificant. The following table summarizes the Company’s investment in these municipal bonds as of December 31, 2011 and 2012 (in thousands):

	December 31, 2011
	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Due within one year	$10,538	$10	$(3)	$10,545
Due after one year through three years	2,500	6	—	2,506

Total	$13,038	$16	$(3)	$13,051

	December 31, 2012
	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Due within one year	$3,666	$—	$—	$3,666
Due after one year through two years	—	—	—	—

Total	$3,666	$—	$—	$3,666